UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2006
Check here if Amendment [X]
This Amendment (check only one):[ ] is a restatement.
[X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA November 1, 2006

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total:   $89781

List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES COM       COM              00846U101     1493    45679 SH       SOLE                                      45679
APPLIED MATLS INC COM          COM              038222105      291    16425 SH       SOLE                                      16425
AVIS BUDGET GROUP COM          COM              053774105      709    38764 SH       SOLE                     9280             29484
BEST BUY INC COM               COM              086516101     3036    56677 SH       SOLE                                      56677
CBS CORP COM                   COM              124857202      848    30099 SH       SOLE                                      30099
CHEVRONTEXACO CORP COM         COM              166764100      218     3356 SH       SOLE                                       3356
CISCO SYS INC COM              COM              17275R102      250    10893 SH       SOLE                                      10893
CITIGROUP INC COM              COM              172967101     5361   107932 SH       SOLE                    23389             84543
CONTINUCARE CORP COM           COM              212172100      250   100000 SH       SOLE                   100000
COUNTRYWIDE FINANCIAL COM      COM              222372104     4189   119549 SH       SOLE                    20000             99549
CP POKPHAND LTD SPONSORED ADR  COM              125918201       15    25065 SH       SOLE                                      25065
DOW CHEM CO COM                COM              260543103     2386    61215 SH       SOLE                                      61215
DU PONT E I DE NEMOURS COM     COM              263534109      224     5236 SH       SOLE                                       5236
ERICSSON L M TEL CO ADR B SEK  COM              294821608     1637    47483 SH       SOLE                      440             47043
ETABLISSEMENTS DELHAIZ SPONSOR COM              29759W101      256     3054 SH       SOLE                                       3054
EXXON MOBIL CORP COM           COM              30231G102      279     4152 SH       SOLE                                       4152
GENERAL ELEC CO COM            COM              369604103      320     9051 SH       SOLE                                       9051
GENESIS TECHNOLOGY GRP COM     COM              37184Q102        2    15000 SH       SOLE                    15000
GLAXOSMITHKLINE PLC SPONSORED  COM              37733W105     3273    61492 SH       SOLE                     1000             60492
HALLWOOD GROUP INC COM NEW     COM              406364406     1795    19095 SH       SOLE                    19000                95
HARRAHS ENTMT INC COM          COM              413619107     6517    98101 SH       SOLE                    18077             80024
INDYMAC MORTGAGE HOLDINGS, INC COM              456607100      300     7296 SH       SOLE                                       7296
JUNIPER NETWORKS INC COM       COM              48203R104     2249   130125 SH       SOLE                    10000            120125
KONINKLIJKE PHILIPS ELECTRONIC COM              500472303     2867    81886 SH       SOLE                                      81886
LSI LOGIC CORP COM             COM              502161102     2357   286787 SH       SOLE                    12000            274787
LYNCH CORP COM                 COM              50186A108      115    15500 SH       SOLE                    15500
MERRILL LYNCH & CO INC COM     COM              590188108     4829    61731 SH       SOLE                                      61731
MICROSOFT CORP COM             COM              594918104      242     8854 SH       SOLE                                       8854
MORGAN J P & CO INC COM        COM              46625H100     4951   105424 SH       SOLE                    10200             95224
MOTOROLA INC COM               COM              620076109     5336   213429 SH       SOLE                    25300            188129
NORTEL NETWORKS CORP COM       COM              656568102     1057   459550 SH       SOLE                     1000            458550
NOVARTIS A G SPONSORED ADR     COM              66987v109     3865    66135 SH       SOLE                                      66135
OPENWAVE SYS INC COM           COM              683718308     1153   123214 SH       SOLE                                     123214
PIONEER DRILLING CO COM        COM              723655106     2606   202950 SH       SOLE                    57500            145450
QWEST COMMUNICATIONS           COM              749121109     5155   591149 SH       SOLE                   124000            467149
REALOGY CORP COM               COM              75605E100     2062    90904 SH       SOLE                    15699             75205
REGIONS FINANCIAL CORP COM     COM              7591EP100      728    19796 SH       SOLE                                      19796
SARA LEE CORP COM              COM              803111103      198    12303 SH       SOLE                                      12303
TECO ENERGY INC COM            COM              872375100      341    21817 SH       SOLE                                      21817
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      696    18733 SH       SOLE                                      18733
TEVA PHARMACEUTCL INDS ADR     COM              881624209     1869    54829 SH       SOLE                                      54829
TEXAS INSTRS INC COM           COM              882508104     3463   104158 SH       SOLE                     8250             95908
TIME WARNER INC COM            COM              887317105     3781   207427 SH       SOLE                    42400            165027
UNITED HEALTHCARE CORP COM     COM              91324P102      229     4650 SH       SOLE                                       4650
VIACOM INC CL B                COM              92553P201     1351    36349 SH       SOLE                                      36349
VODAFONE AIRTOUCH PLC SPONSORE COM              92857W209     2418   105779 SH       SOLE                                     105779
WYNDHAM WORLDWIDE CORP COM     COM              98310W108     2205    78836 SH       SOLE                    18560             60276
GENERAL MTRS ACCEP CORP        CORP             370425RX0       10    10000 PRN      SOLE                                      10000